Operating Segments - Schedule of Non-current Assets, Net (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	€ 589,396	€ 499,451
Spain [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	222,892	238,580
Israel [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	229,665	195,248
USA [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	53,750	6,041
Italy [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	58,038	33,711
Netherlands [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	€ 25,051	€ 25,871

[1]	Other than financial instruments, deferred tax assets and employee benefit assets.